Average Annual Total Returns{- Franklin Allocation VIP Fund} - FTVIP Class 4-57 - Franklin Allocation VIP Fund	Class 4 Return Before Taxes Past 1 year	Class 4 Return Before Taxes Past 5 years	Class 4 Return Before Taxes Past 10 years	S&P 500® Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	S&P 500® Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	S&P 500® Index (index reflects no deduction for fees, expenses or taxes) Past 10 years	Bloomberg Barclays U.S. Aggregate Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	Bloomberg Barclays U.S. Aggregate Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	Bloomberg Barclays U.S. Aggregate Index (index reflects no deduction for fees, expenses or taxes) Past 10 years	MSCI World ex-US Index-NR (index reflects no deduction for fees, expenses or taxes) Past 1 year	MSCI World ex-US Index-NR (index reflects no deduction for fees, expenses or taxes) Past 5 years	MSCI World ex-US Index-NR (index reflects no deduction for fees, expenses or taxes) Past 10 years	Linked Allocation VIP Fund Benchmark (index reflects no deduction for fees, expenses or taxes) Past 1 year	Linked Allocation VIP Fund Benchmark (index reflects no deduction for fees, expenses or taxes) Past 5 years	Linked Allocation VIP Fund Benchmark (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	19.56%	5.05%	7.34%	31.49%	11.70%	13.56%	8.72%	3.05%	3.75%	22.49%	5.42%	5.32%	23.60%	8.35%	9.44%